Share-based compensation - RSUs valuation (Details) - EUR (€)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Cash-settled Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value, RSUs	€ 3.20		€ 3.20
Expense from share-based payment transactions with employees	979,000		1,286,000
Equity-settled Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	532,000		682,000
Other Existing Awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	€ 1,373,000	€ 7,100,000	€ 9,392,000	€ 31,934,000